Deferred income tax - Deferred tax assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Provisions and allowances
Deferred tax assets
Balances at January 1	$ 23,807	$ 26,266
(Decrease) / increase of deferred tax assets for the year	(8,152)	1,786
Translation differences and inflation adjustment	5,678	(4,245)
Balances at December 31	21,333	23,807
Tax loss carry forwards
Deferred tax assets
Balances at January 1	205,376	112,775
(Decrease) / increase of deferred tax assets for the year	(230,917)	105,839
Other	(6,887)
Translation differences and inflation adjustment	91,252	(13,238)
Balances at December 31	58,824	205,376
Property, plant and equipment and Intangibles Assets
Deferred tax assets
Balances at January 1	813	989
(Decrease) / increase of deferred tax assets for the year	(139)	(164)
Translation differences and inflation adjustment	9	(12)
Balances at December 31	683	813
Other
Deferred tax assets
Balances at January 1	10,008	7,675
(Decrease) / increase of deferred tax assets for the year	(1,958)	3,231
Other	820
Translation differences and inflation adjustment	315	(898)
Balances at December 31	9,185	10,008
Deferred tax assets
Deferred tax assets
Balances at January 1	240,004	147,705
(Decrease) / increase of deferred tax assets for the year	(241,166)	110,692
Other	(6,067)
Translation differences and inflation adjustment	97,254	(18,393)
Balances at December 31	$ 90,025	$ 240,004